                    [ANNOTATED FORM N-CSR FOR ANNUAL REPORTS]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file
number: 811-06574
       -------------------------------------------------

The Latin American Discovery Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1221 Avenue of the America's 22nd Floor New York, NY 10020
--------------------------------------------------------------------------------
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, 33rd Floor New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area
code: 1-800-221-6726
     -----------------------------------

Date of fiscal year
end: 12/31
    --------------------------------------------------------------
Date of reporting
period: 12/31
       --------------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's as annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows: [Provide annual report.]

THE LATIN AMERICAN DISCOVERY FUND, INC.

DIRECTORS
CHARLES A. FIUMEFREDDO

MICHAEL BOZIC

EDWIN J. GARN

WAYNE E. HEDIEN

JAMES F. HIGGINS

DR. MANUEL H. JOHNSON

JOSEPH J. KEARNS

MICHAEL NUGENT

PHILIP J. PURCELL

FERGUS REID

OFFICERS
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MITCHELL M. MERIN
PRESIDENT

RONALD E. ROBISON
EXECUTIVE VICE PRESIDENT
AND PRINCIPAL EXECUTIVE
OFFICER

JOSEPH J. McALINDEN
VICE PRESIDENT

BARRY FINK
VICE PRESIDENT

STEFANIE V. CHANG
VICE PRESIDENT

JAMES W. GARRETT
TREASURER AND CHIEF
FINANCIAL OFFICER

MICHAEL J. LEARY
ASSISTANT TREASURER

MARY E. MULLIN
SECRETARY

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES COMPANY
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
1-(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
200 PARK AVENUE
NEW YORK, NEW YORK 10166

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION, INCLUDING THE FUND'S NET ASSET VALUE PER SHARE AND INFORMATION REGARDING THE INVESTMENTS COMPRISING THE FUND'S PORTFOLIO, PLEASE CALL 1-800-221-6726 OR VISIT OUR WEBSITE AT www.morganstanley.com/im.


(C) 2004 MORGAN STANLEY


ANNUAL REPORT

DECEMBER 31, 2003


[MORGAN STANLEY LOGO]

THE LATIN AMERICAN DISCOVERY FUND, INC.


MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         Overview

LETTER TO STOCKHOLDERS

PERFORMANCE

For the year ended December 31, 2003, The Latin American Discovery Fund, Inc. (the "Fund") had a total return, based on net asset value per share of 61.12%, compared to 73.51% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Latin America Net Index (the "Index"). On December 31, 2003, the closing price of the Fund's shares on the New York Stock Exchange was $12.79, representing a 13.1% discount to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

   - Latin American markets rebounded from early year weakness to return 73.5% during the period in review. The region benefited from a bounce in investor sentiment resulting from an accommodative global monetary policy and a recovery in global growth.

   - All Latin markets experienced strong double-digit gains with particular strength in major markets such as Brazil (given improving domestic economy and reduced political and debt concerns) and Chile (given strong commodity prices and economic growth). The smaller markets of Argentina, Peru and Colombia also performed well. The Mexican market given weak economic growth and disappointing reform momentum was the weakest performer in the region in 2003.

   - In terms of relative performance, negative contributors came from stock selection in Brazil, Venezuela, Mexico and Chile, and our overweight position in Mexico.

   - Stock selection in Peru coupled with overweight positions in Brazil and Venezuela were the largest contributors to relative performance.

MANAGEMENT STRATEGIES

   - We continued to focus on countries where gross domestic product growth, fiscal policy, and reform agendas remained strong, and on companies with strong management and earnings visibility.

   - In Mexico we focused the Fund on consumer names and followed a bottom-up stock selection strategy, based on individual earnings quality and visibility. In Brazil we continued to increase our position focusing on domestically oriented companies that trade at attractive valuation levels, demonstrate strong pricing power and offer a positive-growth outlook. The Fund's largest country allocations remain in Brazil and Mexico. On a relative basis, we are overweight in Mexico and Brazil, neutral in Venezuela and we remain underweight in the rest of the region.

Sincerely,

/s/ Ronald E. Robison
Ronald E. Robison
Executive Vice President and Principal Executive Officer

                                                                    January 2004

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         STATEMENT OF NET ASSETS
                                         December 31, 2003

STATEMENT OF NET ASSETS

                                                                           VALUE
                                                       SHARES              (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.5%)
(UNLESS OTHERWISE NOTED)

ARGENTINA (1.4%)
ENERGY EQUIPMENT & SERVICES
  Tenaris SA ADR                                       63,757 (a)(b)  $    2,124
================================================================================
BRAZIL (52.3%)
AEROSPACE & DEFENSE
  Embraer ADR                                          19,400                679
  Empresa Brasileira De
    Aeronautica SA
    (Preferred)                                        10,000                 89
--------------------------------------------------------------------------------
                                                                             768
--------------------------------------------------------------------------------
BEVERAGES
  AmBev (Preferred)                                 2,217,000                567
  AmBev (Preferred) ADR                               365,132              9,314
--------------------------------------------------------------------------------
                                                                           9,881
--------------------------------------------------------------------------------
COMMERCIAL BANKS
  Banco Bradesco SA
    (Preferred)                                   127,847,000                672
  Banco Bradesco SA ADR                                92,623              2,446
  Banco Itau Holding
    Financeira SA ADR                                 102,291              4,989
  Banco Itau SA (Preferred)                         1,324,000                132
  Banco Nacional SA
    (Preferred)                                    95,420,000 (a)(b)          --@
  Unibanco GDR                                        149,150              3,721
--------------------------------------------------------------------------------
                                                                          11,960
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Brasil Telecom
    Participacoes SA
    (Preferred)                                    70,990,000                530
  Brasil Telecom
    Participacoes SA
    (Preferred) ADR                                    77,195              2,918
  Brasil Telecom SA                                 1,196,805                  7
--------------------------------------------------------------------------------
                                                                           3,455
--------------------------------------------------------------------------------
ELECTRIC UTILITIES
  CEMIG (Preferred)                                73,304,000              1,337
  CEMIG ADR                                           160,125              2,947
--------------------------------------------------------------------------------
                                                                           4,284
--------------------------------------------------------------------------------
FOOD & STAPLES
  Cia Brasileira de
    Distribuicao Grupo Pao
    de Acucar ADR                                     143,800              3,616
--------------------------------------------------------------------------------
METALS & MINING
  Caemi Mineracao e
    Metalurgica SA                                    990,000 (a)            435
  CSN ADR                                              29,992              1,608
  CVRD (Bonus Shares)                                 116,420 (b)             --@
  CVRD (Preferred) ADR                                174,929         $    9,011
  CVRD (Preferred), 'A'                                 4,732                241
  CVRD ADR                                             43,290              2,532
  Gerdau SA ADR                                        64,495              1,304
  USIMINAS SA (Preferred), 'A'                        126,753              1,488
--------------------------------------------------------------------------------
                                                                          16,619
--------------------------------------------------------------------------------
MULTILINE RETAIL
  Lojas Arapua SA (Preferred)                      41,337,400 (a)(b)          --@
  Lojas Arapua SA GDR                                  20,775 (a)(b)          --@
--------------------------------------------------------------------------------
                                                                              --@
--------------------------------------------------------------------------------
OIL & GAS
  Petrobras SA ADR                                    388,042             11,346
  Petrobras SA (Preferred)                              5,479                145
  Petrobras SA (Preferred)
    ADR                                               374,996              9,997
--------------------------------------------------------------------------------
                                                                          21,488
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Aracruz Celulose SA ADR                              71,000              2,488
  Klabin SA (Preferred)                               375,000                488
  Votorantim Celulose e Papel
    SA (Preferred)                                  6,608,000                417
  Votorantim Celulose e Papel
    SA ADR                                             34,310              1,076
--------------------------------------------------------------------------------
                                                                           4,469
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Telesp Celular
    Participacoes SA
    (Preferred)                                 1,275,929,000 (a)          3,340
  Telesp Celular
    Participacoes SA ADR                              349,469 (a)          2,300
--------------------------------------------------------------------------------
                                                                           5,640
--------------------------------------------------------------------------------
                                                                          82,180
================================================================================
CHILE (5.3%)
COMMERCIAL BANKS
  Banco Santander Chile SA
    ADR                                                79,152              1,882
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Empresa Nacional de
    Telecomunicaciones SA                              77,600                477
--------------------------------------------------------------------------------
ELECTRIC UTILITIES
  Colbun SA                                         3,864,000                528
  Enersis SA ADR                                      457,000              3,363
--------------------------------------------------------------------------------
                                                                           3,891
--------------------------------------------------------------------------------
FOOD & STAPLES
  Distribucion y Servicio D&S
    SA ADR                                             68,275              1,411
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         STATEMENT OF NET ASSETS
                                         December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

                                                                           VALUE
                                                       SHARES              (000)
--------------------------------------------------------------------------------
CHILE (CONT'D)
MULTILINE RETAIL
  S.A.C.I. Falabella SA                               378,000         $      669
--------------------------------------------------------------------------------
                                                                           8,330
================================================================================
MEXICO (37.7%)
BEVERAGES
  Coca-Cola Femsa SA ADR                               74,400 (a)          1,580
--------------------------------------------------------------------------------
COMMERCIAL BANKS
  Grupo Financiero Banorte
    SA                                                254,900                888
  Grupo Financiero BBVA
    Bancomer, 'B'                                   4,675,602 (a)          4,007
--------------------------------------------------------------------------------
                                                                           4,895
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Cemex SA                                            567,162              2,975
  Cemex SA ADR                                         46,500              1,218
--------------------------------------------------------------------------------
                                                                           4,193
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Carso Global Telecom
    SA de CV                                          316,444 (a)            445
  Telmex, 'L' ADR                                     414,692             13,697
--------------------------------------------------------------------------------
                                                                          14,142
--------------------------------------------------------------------------------
FOOD & STAPLES
  Wal-Mart de Mexico
    SA ADR                                             11,250                321
  Wal-Mart de Mexico
    SA, 'C'                                         1,210,360              3,247
  Wal-Mart de Mexico
    SA, 'V'                                         1,584,355              4,530
--------------------------------------------------------------------------------
                                                                           8,098
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  Alfa SA, 'A'                                        413,400              1,244
--------------------------------------------------------------------------------
MEDIA
  Grupo Televisa SA ADR                               148,000              5,899
--------------------------------------------------------------------------------
METALS & MINING
  Grupo Mexico SA                                     195,300 (a)            502
--------------------------------------------------------------------------------
MULTILINE RETAIL
  Controladora Comercial
    Mexicana SA                                       143,700                145
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Grupo Aeroportuario del
    Sureste SA ADR                                     95,460              1,680
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  America Movil SA ADR                                615,519             16,828
--------------------------------------------------------------------------------
                                                                          59,206
================================================================================
PERU (1.0%)
METALS & MINING
  Cia de Minas Buenaventura
    SA ADR                                             56,800              1,606
================================================================================
VENEZUELA (0.8%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  CANTV, 'D' ADR                                       84,930         $    1,296
================================================================================
TOTAL COMMON STOCKS
  (Cost $123,819)                                                        154,742
================================================================================

                                                         FACE
                                                       AMOUNT
                                                        (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (3.2%)

UNITED STATES (3.2%)
REPURCHASE AGREEMENT
  J.P. Morgan Securities, Inc.,
    0.75%, dated 12/31/03,
    due 1/02/04,
    repurchase price $5,125
    (Cost $5,125)                               $       5,125 (c)     $    5,125
================================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.1%)

  Brazilian Real
  (Cost $117)                                   BRL       332                115
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         STATEMENT OF NET ASSETS
                                         December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

                                                                           VALUE
                                                                           (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.8%)
  (Cost $129,061)                                                     $  159,982

                                                       AMOUNT
                                                        (000)
--------------------------------------------------------------------------------
OTHER ASSETS (2.5%)
  Cash                                          $           1
  Receivable for Investments
    Sold                                                2,661
  Dividends Receivable                                  1,327
  Other                                                     5              3,994
================================================================================
LIABILITIES (-4.3%)
  Payable For:
    Investments Purchased                              (3,915)
    Dividends Declared                                 (2,664)
    Investment Advisory Fees                             (148)
    Directors' Fees and
      Expenses                                            (42)
    Custodian Fees                                        (11)
    Administrative Fees                                    (9)
    Net Unrealized
      Depreciation on
      Foreign Currency
      Exchange Contracts                                   (3)
  Other Liabilities                                       (53)            (6,845)
================================================================================
NET ASSETS (100%)
  Applicable to 10,681,404 issued and
    outstanding $0.01 par value shares
    (100,000,000 shares authorized)                                   $  157,131
================================================================================
NET ASSET VALUE PER SHARE                                             $    14.71
================================================================================
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
  Common Stock                                                        $      107
  Paid-in Capital                                                        146,373
  Undistributed (Distributions in Excess of) Net
    Investment Income                                                        130
  Accumulated Net Realized Gain (Loss)                                   (20,399)
  Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency
    Translations                                                          30,920
================================================================================
TOTAL NET ASSETS                                                      $  157,131
================================================================================

(a) -- Non-income producing.
(b) -- Securities valued at fair value - see note A-1 to financial statements. At December 31, 2003, the Fund held less than $500 of fair valued securities, representing less than 0.05% of net assets.
(c) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@   -- Value is less than $500.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
MXN -- Mexican Peso

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Fund had the following foreign currency exchange contract(s) open at period end:

                                                                       NET
CURRENCY                                      IN                   UNREALIZED
   TO                                      EXCHANGE               APPRECIATION
DELIVER             VALUE    SETTLEMENT      FOR        VALUE     (DEPRECIATION)
 (000)              (000)       DATE         (000)      (000)         (000)
--------------------------------------------------------------------------------
MXN 10,483         $  936    01/02/04     US$  933    $  933         $   (3)
--------------------------------------------------------------------------------

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                       CLASSIFICATION -- DECEMBER 31, 2003
                                   (UNAUDITED)

                                                                        PERCENT
                                                               VALUE     OF NET
INDUSTRY                                                       (000)     ASSETS
--------------------------------------------------------------------------------
Beverages                                                 $   11,461        7.3%
Commercial Banks                                              18,737       11.9
Construction Materials                                         4,193        2.7
Diversified Telecommunication Services                        19,370       12.3
Electric Utilities                                             8,175        5.2
Energy Equipment & Services                                    2,124        1.3
Food & Staples                                                13,125        8.3
Media                                                          5,899        3.8
Metals & Mining                                               18,727       11.9
Oil & Gas                                                     21,488       13.7
Paper & Forest Products                                        4,469        2.9
Wireless Telecommunication Services                           22,468       14.3
Other                                                          9,746        6.2
--------------------------------------------------------------------------------
                                                          $  159,982      101.8%
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         Financial Statements

STATEMENT OF OPERATIONS

                                                                                               YEAR ENDED
                                                                                        DECEMBER 31, 2003
                                                                                                    (000)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (Net of $1 of foreign taxes withheld)                                       $           4,661
  Interest                                                                                             22
=========================================================================================================
    TOTAL INCOME                                                                                    4,683
=========================================================================================================
EXPENSES
  Investment Advisory Fees                                                                          1,395
  Professional Fees                                                                                   126
  Administrative Fees                                                                                  55
  Custodian Fees                                                                                       48
  Stockholder Reporting Expenses                                                                       27
  Directors' Fees and Expenses                                                                         18
  Stockholder Servicing Agent                                                                          15
  Country Tax Expense                                                                                   3
  Other Expenses                                                                                       91
=========================================================================================================
    TOTAL EXPENSES                                                                                  1,778
=========================================================================================================
      NET INVESTMENT INCOME (LOSS)                                                                  2,905
=========================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                      17,340
  Foreign Currency Transactions                                                                       (10)
=========================================================================================================
    NET REALIZED GAIN (LOSS)                                                                       17,330
=========================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                      40,281
  Foreign Currency Translations                                                                         4
=========================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                               40,285
=========================================================================================================
NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED  APPRECIATION (DEPRECIATION)                     57,615
=========================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $          60,520
=========================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                           YEAR ENDED          YEAR ENDED
                                                                    DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                                (000)               (000)
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                      $           2,905   $           1,917
  Net Realized Gain (Loss)                                                     17,330             (21,677)
  Change in Unrealized Appreciation (Depreciation)                             40,285              (6,430)
=========================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS                                                               60,520             (26,190)
=========================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                        (3,115)             (1,757)
=========================================================================================================
Capital Share Transactions:
  Repurchase of Shares (62,129 and 109,872 shares,
    respectively)                                                                (524)               (995)
=========================================================================================================
  TOTAL INCREASE (DECREASE)                                                    56,881             (28,942)
=========================================================================================================
Net Assets:
  Beginning of Period                                                         100,250             129,192
=========================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT INCOME OF $130 AND $331,
    RESPECTIVELY)                                                   $         157,131   $         100,250
=========================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         Financial Highlights

SELECTED PER SHARE DATA AND RATIOS

                                                                                YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------------
                                                               2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     9.33     $    11.90     $    12.04     $    14.11     $     8.19
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                   0.27+          0.18+          0.32           0.04           0.13
Net Realized and Unrealized Gain (Loss) on Investments         5.39          (2.61)         (0.41)         (2.16)          5.83
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           5.66          (2.43)         (0.09)         (2.12)          5.96
-------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                       (0.29)         (0.16)         (0.11)         (0.10)         (0.09)
  Net Realized Gain                                              --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (0.29)         (0.16)         (0.11)         (0.10)         (0.09)
-------------------------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Share Repurchase Program               0.01           0.02           0.06           0.15           0.05
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $    14.71     $     9.33     $    11.90     $    12.04     $    14.11
===============================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD                    $    12.79     $     7.60     $     9.70     $     9.50     $    10.69
===============================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                                72.01%        (20.15)%         3.23%        (10.33)%        74.23%
  Net Asset Value (1)                                         61.12%        (20.08)%        (0.08)%       (13.86)%        73.78%
===============================================================================================================================
RATIOS, SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (THOUSANDS)                    $  157,131     $  100,250     $  129,192     $  134,283     $  165,901
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                        1.47%          1.58%          1.75%          1.63%          1.68%
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                                   2.40%          1.66%          2.59%          0.26%          1.24%
Portfolio Turnover Rate                                          71%            53%            32%            46%            77%
-------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+    Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         December 31, 2003

NOTES TO FINANCIAL STATEMENTS

     The Latin American Discovery Fund, Inc. (the "Fund") was incorporated on November 12, 1991 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

     All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

     Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A significant portion of the Fund's net assets consist of securities denominated in Latin American currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Latin American securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, Latin American securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at the annual rate of 1.15% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf. An employee of the Administrator is an Officer of the Fund.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 were as follows:

           2003 DISTRIBUTIONS                     2002 DISTRIBUTIONS
               PAID FROM:                             PAID FROM:
                  (000)                                  (000)
---------------------------------------  ---------------------------------------
                       LONG-TERM                                   LONG-TERM
     ORDINARY            CAPITAL              ORDINARY               CAPITAL
       INCOME               GAIN                INCOME                  GAIN
---------------------------------------  ---------------------------------------
     $  3,115          $      --              $  1,757             $      --

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

              UNDISTRIBUTED                          UNDISTRIBUTED
             ORDINARY INCOME                    LONG-TERM CAPITAL GAIN
                  (000)                                  (000)
--------------------------------------------------------------------------------
                 $   176                                $   --

At December 31, 2003, the U.S. Federal income tax cost basis of investments (excluding foreign currency if applicable) was $130,684,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $29,183,000 of which $32,880,000 related to appreciated securities and $3,697,000 related to depreciated securities.

At December 31, 2003, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $18,659,000 available to offset future capital gains, all of which will expire on December 31, 2010.

During the year ended December 31, 2003, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of $12,719,000.

To the extent that capital loss carryforwards are used to offset any future capital gains realized dring the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2003, the Fund deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October currency losses of $4,000.

F. OTHER: During year ended December 31, 2003, the Fund made purchases and sales totaling approximately $84,085,000 and $84,341,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

For the year ended December 31, 2003, the Fund incurred $6,657 of brokerage commissions with Morgan Stanley & Co., an affiliate of the Adviser.

On September 15, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares traded from their net asset value. During the year ended December 31, 2003, the Fund repurchased 62,129 of its shares at an average discount of 16.19% from net asset value per share. Since the inception of the program, the Fund has repurchased 2,054,722 of its shares at an average discount of 19.35% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On October 23, 2003, the Board of Directors of the Fund authorized the Fund to conduct a tender offer during the first quarter of 2004 for up to 15% of the Funds shares, at a price equal to 95% of the Fund's net asset value per share ("NAV") on the last day of the tender period. The tender offer materials will be mailed to shareholders of the Fund.

On December 15, 2003 the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.2494 per share, derived from net investment income, payable on January 9, 2004, to stockholders of record on December 24, 2003.

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2003, the Fund expects to pass through to stockholders foreign tax credits totaling approximately $244,000. For the year ended December 31, 2003, gross income derived from sources within a foreign country totaled $4,905,000. For the year ended December 31, 2003, the Fund had qualified dividend income of approximately $4,320,000.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         December 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE STOCKHOLDERS AND BOARD OF DIRECTORS OF
THE LATIN AMERICAN DISCOVERY FUND, INC.

We have audited the accompanying statement of net assets of The Latin American Discovery Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1999 were audited by other auditors whose report, dated February 18, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Latin American Discovery Fund, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 11, 2004

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         Overview

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

Independent Directors:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN
                                          TERM OF                                               FUND
                                          OFFICE AND                                            COMPLEX
                             POSITION(S)  LENGTH OF                                             OVERSEEN
NAME, AGE AND ADDRESS OF     HELD WITH    TIME        PRINCIPAL OCCUPATION(S) DURING            BY             OTHER DIRECTORSHIPS
DIRECTOR                     REGISTRANT   SERVED*     PAST 5 YEARS                              DIRECTOR**     HELD BY DIRECTOR
---------------------------  -----------  ----------  ----------------------------------------  -------------  ---------------------
Michael Bozic (62)           Director     Director    Retired; Director or Trustee of the       208            Director of Weirton
c/o Kramer Levin Naftalis &               since 2003  Retail Funds and the Institutional                       Steel Corporation.
Frankel LLP                                           Funds; formerly Vice Chairman of Kmart
Counsel to the Independent                            Corporation, Chairman and Chief
Directors                                             Executive Officer of Levitz Furniture
919 Third Avenue                                      Corporation and President and Chief
New York, NY 10022                                    Executive Officer of Hills Department
                                                      Stores; formerly variously Chairman,
                                                      Chief Executive Officer, President and
                                                      Chief Operating Officer of the Sears
                                                      Merchandise Group of Sears, Roebuck &
                                                      Co.

Edwin J. Garn (71)           Director     Director    Director or Trustee of the Retail Funds   208            Director of Franklin
Summit Ventures LLC                       since 2003  and the Institutional Funds; member of                   Covey (time
One Utah Center                                       the Utah Regional Advisory Board of                      management systems),
201 South Main Street                                 Pacific Corp.; formerly United States                    BMW Bank of North
Salt Lake City, UT 84111                              Senator (R-Utah) and Chairman, Senate                    America, Inc.
                                                      Banking Committee, Mayor of Salt Lake                    (industrial loan
                                                      City, Utah, Astronaut, Space Shuttle                     corporation), United
                                                      Discovery and Vice Chairman, Huntsman                    Space Alliance (joint
                                                      Corporation (chemical company).                          venture between
                                                                                                               Lockheed Martin and
                                                                                                               The Boeing Company)
                                                                                                               and Nuskin Asia
                                                                                                               Pacific (multilevel
                                                                                                               marketing); member of
                                                                                                               the board of various
                                                                                                               civic and charitable
                                                                                                               organizations.

Wayne E. Hedien (69)         Director     Director    Retired; Director or Trustee of the       208            Director of the PMI
WEH Associates                            since 2003  Retail Funds and the Institutional                       Group Inc. (private
5750 Old Orchard Road                                 Funds; formerly associated with the                      mortgage insurance);
Suite 530                                             Allstate Companies, most recently as                     Trustee and Vice
Skokie, IL 60077                                      Chairman of The Allstate Corporation and                 Chairman of the Field
                                                      Chairman and Chief Executive Officer of                  Museum of Natural
                                                      its wholly-owned subsidiary, Allstate                    History; director of
                                                      Insurance Company.                                       various other
                                                                                                               business and
                                                                                                               charitable
                                                                                                               organizations.

Dr. Manuel H. Johnson (54)   Director     Director    Chairman of the Audit Committee and       208            Director of NVR, Inc.
Johnson Smick                             since 2003  Director or Trustee of the Retail Funds                  (home construction);
International, Inc.                                   and the Institutional Funds; Senior                      Chairman and Trustee
2099 Pennsylvania Avenue,                             Partner, Johnson Smick International,                    of the Financial
NW Suite 950                                          Inc. (consulting firm); Co-Chairman and                  Accounting Foundation
Washington, D.C. 20006                                a founder of the Group of Seven Council                  (oversight
                                                      (G7C), an international economic                         organization of the
                                                      commission; formerly Vice Chairman of                    Financial Accounting
                                                      the Board of Governors of the Federal                    Standards Board);
                                                      Reserve System and Assistant Secretary                   Director of RBS
                                                      of the U.S. Treasury.                                    Greenwich Capital
                                                                                                               Holdings (financial
                                                                                                               holdings company).

Joseph J. Kearns (61)        Director     Director    Deputy Chairman of the Audit Committee    209            Director of Electro
Kearns & Associates LLC                   since 1994  and Director or Trustee of the Retail                    Rent Corporation
PMB754                                                Funds and the Institutional Funds;                       (equipment leasing),
23852 Pacific Coast Hwy.                              previously Chairman of the Audit                         The Ford Family
Malibu, CA 90265                                      Committee of the Institutional Funds;                    Foundation and the
                                                      President, Kearns & Associates LLC                       UCLA Foundation.
                                                      (investment consulting); formerly CFO of
                                                      The J. Paul Getty Trust.

Michael Nugent (67)          Director     Director    Chairman of the Insurance Committee and   208            Director of various
Triumph Capital, L.P.                     since 2001  Director or Trustee of the Retail Funds                  business
445 Park Avenue, 10th Floor                           and the Institutional Funds; General                     organizations.
New York, NY 10022                                    Partner of Triumph Capital, L.P.,
                                                      (private investment partnership);
                                                      formerly Vice President, Bankers Trust
                                                      Company and BT Capital Corporation.

Fergus Reid (71)             Director     Director    Chairman of the Governance Committee and  209            Trustee and Director
Lumelite Plastics                         since 2001  Director or Trustee of the Retail Funds                  of certain investment
85 Charles Coleman Blvd.                              and the Institutional Funds; Chairman of                 companies in the
Pawling, NY 12564                                     Lumelite Plastics Corporation.                           JPMorgan Funds
                                                                                                               complex managed by JP
                                                                                                               Morgan Investment
                                                                                                               Management Inc.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         Overview

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Interested Directors:

                                          TERM OF                                               NUMBER OF
                                          OFFICE AND                                            PORTFOLIOS IN
                             POSITION(S)  LENGTH OF                                             FUND COMPLEX
NAME, AGE AND ADDRESS OF     HELD WITH    TIME        PRINCIPAL OCCUPATION(S) DURING            OVERSEEN BY    OTHER DIRECTORSHIPS
DIRECTOR                     REGISTRANT   SERVED*     PAST 5 YEARS                              DIRECTOR**     HELD BY DIRECTOR
---------------------------  -----------  ----------  ----------------------------------------  -------------  ---------------------
Charles A. Fiumefreddo (70)  Chairman     Chairman    Chairman and Director or Trustee of the   208            None
Morgan Stanley Funds         and          and         Retail Funds and the Institutional
Harborside Financial Center  Director     Director    Funds; formerly Chief Executive Officer
Plaza Two 3rd Floor                       since       of the Retail Funds.
Jersey City, NJ 07311                     2003

James F. Higgins (55)        Director     Director    Director or Trustee of the Retail Funds   208            Director of AXA
Morgan Stanley                            since 2003  and the Institutional Funds; Senior                      Financial, Inc. and
Harborside Financial Center                           Advisor of Morgan Stanley; Director of                   The Equitable Life
Plaza Two 2nd Floor                                   Morgan Stanley Distributors Inc. and                     Assurance Society of
Jersey City, NJ 07311                                 Dean Witter Realty Inc.; previously                      the United States
                                                      President and Chief Operating Officer of                 (financial services).
                                                      the Private Client Group of Morgan
                                                      Stanley and President and Chief
                                                      Operating Officer of Individual
                                                      Securities of Morgan Stanley.

Philip J. Purcell (60)       Director     Director    Director or Trustee of the Retail Funds   208            Director of American
Morgan Stanley                            since 2003  and the Institutional Funds; Chairman of                 Airlines, Inc. and
1585 Broadway 39th Floor                              the Board of Directors and Chief                         its parent company,
New York, NY 10036                                    Executive Officer of Morgan Stanley and                  AMR Corporation.
                                                      Morgan Stanley DW Inc.; Director of
                                                      Morgan Stanley Distributors Inc.;
                                                      Chairman of the Board of Directors and
                                                      Chief Executive Officer of Novus Credit
                                                      Services Inc.; Director and/or officer
                                                      of various Morgan Stanley subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).
*** Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         Overview

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Officers:

                                                              TERM OF OFFICE AND
                                            POSITION(S) HELD  LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER  WITH REGISTRANT   SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------  ----------------  ------------------  ----------------------------------------------
Mitchell M. Merin (50)                      President         President since     President and Chief Operating Officer of
Morgan Stanley Investment Management Inc.                     2003                Morgan Stanley Investment Management Inc.;
1221 Avenue of the Americas 33rd Floor                                            President, Director and Chief Executive
New York, NY 10020                                                                Officer of Morgan Stanley Investment Advisors
                                                                                  Inc. and Morgan Stanley Services Company Inc.;
                                                                                  Chairman, Chief Executive Officer and Director
                                                                                  of Morgan Stanley Distributors Inc.; Chairman
                                                                                  and Director of Morgan Stanley Trust; Director
                                                                                  of various Morgan Stanley subsidiaries;
                                                                                  President of the Institutional Funds and the
                                                                                  Retail Funds; Trustee and President of the Van
                                                                                  Kampen Open-End and Closed-End funds.

Ronald E. Robison (64)                      Executive Vice    Executive Vice      Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.   President and     President and       Director of Morgan Stanley Investment
1221 Avenue of the Americas 33rd Floor      Principal         Principal           Management Inc.; Managing Director of Morgan
New York, NY 10020                          Executive         Executive Officer   Stanley & Co. Incorporated; Managing Director
                                            Officer           since 2003          of Morgan Stanley; Managing Director, Chief
                                                                                  Administrative Officer and Director of Morgan
                                                                                  Stanley Investment Advisors Inc. and Morgan
                                                                                  Stanley Services Company Inc.; Chief Executive
                                                                                  Officer and Director of Morgan Stanley Trust;
                                                                                  Executive Vice President and Principal
                                                                                  Executive Officer of the Institutional Funds
                                                                                  and the Retail Funds; previously President and
                                                                                  Director of the Institutional Funds.

Barry Fink (48)                             Vice President    Vice President      General Counsel and Managing Director of
Morgan Stanley Investment Management Inc.                     since 2003          Morgan Stanley Investment Management; Managing
1221 Avenue of the Americas 22nd Floor                                            Director, Secretary and Director of Morgan
New York, NY 10020                                                                Stanley Investment Advisors Inc. and Morgan
                                                                                  Stanley Services Company Inc.; Assistant
                                                                                  Secretary of Morgan Stanley DW Inc.; Vice
                                                                                  President and General Counsel of the Retail
                                                                                  Funds; Vice President of the Institutional
                                                                                  Funds; Vice President and Secretary of Morgan
                                                                                  Stanley Distributors Inc.; previously
                                                                                  Secretary of the Retail Funds; previously Vice
                                                                                  President and Assistant General Counsel of
                                                                                  Morgan Stanley Investment Advisors Inc. and
                                                                                  Morgan Stanley Services Company Inc.

Joseph J. McAlinden (60)                    Vice President    Vice President      Managing Director and Chief Investment Officer
Morgan Stanley Investment Management Inc.                     since 2003          of Morgan Stanley Investment Advisors Inc. and
1221 Avenue of the Americas 33rd Floor                                            Morgan Stanley Investment Management Inc.;
New York, NY 10020                                                                Director of Morgan Stanley Trust, Chief
                                                                                  Investment Officer of the Van Kampen Funds;
                                                                                  Vice President of the Institutional Funds and
                                                                                  the Retail Funds.

Stefanie V. Chang (36)                      Vice President    Vice President      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                     since 2001          Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                            Management Inc.; Vice President of the
New York, NY 10020                                                                Institutional Funds and the Retail Funds;
                                                                                  formerly practiced law with the New York law
                                                                                  firm of Rogers & Wells (now Clifford Chance US
                                                                                  LLP).

James W. Garrett (34)                       Treasurer and     Treasurer since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.   Chief Financial   2002                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor      Officer           CFO since 2003      Management Inc.; Treasurer and Chief Financial
New York, NY 10020                                                                Officer of the Institutional Funds; previously
                                                                                  with Price Waterhouse LLP (now
                                                                                  PricewaterhouseCoopers LLP).

Michael J. Leary (37)                       Assistant         Assistant           Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.           Treasurer         Treasurer since     Administration, J.P. Morgan Investor Services
73 Tremont Street                                             2003                Co. (formerly Chase Global Funds Company);
Boston, MA 02108                                                                  formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                         Secretary         Secretary since     Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                     2001                Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                            Management Inc.; Secretary of the
New York, NY 10020                                                                Institutional Funds and the Retail Funds;
                                                                                  formerly practiced law with the New York law
                                                                                  firms of McDermott, Will & Emery and Skadden,
                                                                                  Arps, Slate, Meagher & Flom LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

   Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

   Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

   The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

   In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

   Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

The Latin American Discovery Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Fund has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)  Not applicable.

(f)

     (1)  The Fund Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

For Retail and Institutional Funds

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

         2003

                                            REGISTRANT     COVERED ENTITIES(1)
           AUDIT FEES                       $   64,375            N/A

           NON-AUDIT FEES
               AUDIT-RELATED FEES           $        0     $   93,000(2)
               TAX FEES                     $    2,575(3)  $  163,414(4)
               ALL OTHER FEES               $        0     $  341,775(5)
           TOTAL NON-AUDIT FEES             $    2,575     $  598,189

           TOTAL                            $   66,950     $  598,189

         2002

                                            REGISTRANT     COVERED ENTITIES(1)
           AUDIT FEES                       $   62,500            N/A

           NON-AUDIT FEES
               AUDIT-RELATED FEES           $        0     $  179,000(2)
               TAX FEES                     $    2,500(3)  $        0
               ALL OTHER FEES               $        0     $  595,150(6)
           TOTAL NON-AUDIT FEES             $    2,500     $  774,150

           TOTAL                            $   65,000     $  774,150

           N/A- Not applicable, as not required by Item 4.

           (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

           (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

           (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax return.

           (4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of Passive Foreign Investment Company entities.

           (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

           (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.     STATEMENT OF PRINCIPLES

       The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

       The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

       For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

       The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

       The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

       The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

       The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.     DELEGATION

       As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     AUDIT SERVICES

       The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

       In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

       The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

   -   Statutory audits or financial audits for the Fund
   - Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters
   - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)

4.     AUDIT-RELATED SERVICES

       Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

       The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

   - Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders and agreed upon procedures related to fund profitability analysis in connection with 15c management contract renewal process
   - Services associated with registration statement with Japanese regulatory authorities, including issuance of consent and opinion for Morgan Stanley Asia-Pacific Fund
   -   Due diligence services pertaining to potential fund mergers
   -   Issuance of SAS-70 reports on internal controls of a service provider
   - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)
   - Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)
   - General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act

5.     TAX SERVICES

       The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

       Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):

   -   U.S. federal, state and local tax planning and advice
   -   U.S. federal, state and local tax compliance
   -   International tax planning and advice
   -   International tax compliance
   - Review/preparation of federal, state, local and international income, franchise, and other tax returns
   -   Identification of Passive Foreign Investment Companies
   -   Preparation of local Indian Tax Returns
   -   Domestic and foreign tax planning, compliance, and advice
   - Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies
   - Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)
   - Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing

6.     ALL OTHER SERVICES

       The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

       The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the

Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

   - Risk management advisory services, e.g., assessment and testing of security infrastructure controls

       The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:

   - Bookkeeping or other services related to the accounting records or financial statements of the audit client
   -   Financial information systems design and implementation
   - Appraisal or valuation services, fairness opinions or contribution-in-kind reports
   -   Actuarial services
   -   Internal audit outsourcing services
   -   Management functions
   -   Human resources
   -   Broker-dealer, investment adviser or investment banking services
   -   Legal services
   -   Expert services unrelated to the audit

7.     PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

       Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.     PROCEDURES

       All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the

Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

       The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

       The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the Independent Auditors' services.

9.     ADDITIONAL REQUIREMENTS

       The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.    COVERED ENTITIES

       Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management
       Morgan Stanley Investments LP
       Van Kampen Asset Management Inc.
       Morgan Stanley Services Company, Inc.

       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investments LP
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund and its investment advisor's Proxy Voting Policies and Procedures are as follows:

I.   POLICY STATEMENT

INTRODUCTION - Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

PROXY RESEARCH SERVICES - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

VOTING PROXIES FOR CERTAIN NON-US COMPANIES - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.  GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III. GUIDELINES

A.   MANAGEMENT PROPOSALS

     1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

          -    Selection or ratification of auditors.

          -    Approval of financial statements, director and auditor reports.

          -    Election of Directors.

          - Limiting Directors' liability and broadening indemnification of Directors.

          - Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

          - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

          - Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

          -    General updating/corrective amendments to the charter.

          -    Elimination of cumulative voting.

          -    Elimination of preemptive rights.

          - Provisions for confidential voting and independent tabulation of voting results.

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          -    Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

     2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

          CAPITALIZATION CHANGES

          - Capitalization changes that eliminate other classes of stock and voting rights.

          - Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if:
               (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

          - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

          -    Proposals for share repurchase plans.

          - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

          -    Proposals to effect stock splits.

          - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

          COMPENSATION

          - Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

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          -    Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

          - Establishment of Employee Stock Option Plans and other employee ownership plans.

          ANTI-TAKEOVER MATTERS

          - Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

          -    Adoption of anti-greenmail provisions provided that the proposal:
               (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

     3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted AGAINST (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

          - Capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

          - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

          -    Creation of "blank check" preferred stock.

          -    Changes in capitalization by 100% or more.

          - Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

          - Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

          -    Proposals to indemnify auditors.

     4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

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          CORPORATE TRANSACTIONS

          - Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

          - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

          - Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

          - Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

               (i)   Whether the stock option plan is incentive based;

               (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

               (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

          ANTI-TAKEOVER PROVISIONS

          -    Proposals requiring shareholder ratification of poison pills.

          - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.   SHAREHOLDER PROPOSALS

     1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

          -    Requiring auditors to attend the annual meeting of shareholders.

          - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

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          -    Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

          -    Confidential voting.

          -    Reduction or elimination of supermajority vote requirements.

     2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

          -    Proposals that limit tenure of directors.

          -    Proposals to limit golden parachutes.

          - Proposals requiring directors to own large amounts of stock to be eligible for election.

          -    Restoring cumulative voting in the election of directors.

          - Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

          - Proposals that limit retirement benefits or executive compensation.

          -    Requiring shareholder approval for bylaw or charter amendments.

          - Requiring shareholder approval for shareholder rights plan or poison pill.

          -    Requiring shareholder approval of golden parachutes.

          -    Elimination of certain anti-takeover related provisions.

          -    Prohibit payment of greenmail.

     3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

          - Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

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          -    Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

          - Proposals that require inappropriate endorsements or corporate actions.

IV.  ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.   PROXY REVIEW COMMITTEE

     1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

          (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

          (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

               (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

          (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters

                                       18
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               for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

          (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

          (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

ITEM 8. [RESERVED.]

ITEM 9. CONTROLS AND PROCEDURES.

                                       19
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(a)  The Fund's chief executive officer and chief financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's most recent second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) [Attach the Code of Ethics]

(b)(1) [Attach the 302 Certification of Chief Executive Officer]

(b)(2) [Attach the 302 Certification of Chief Financial Officer]

[Note: the 906 Certifications are not exhibits to the Form but are filed with the Form.]

                                       20
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Latin American Discovery Fund, Inc.
            --------------------------------------------------------------------

By: /s/ Ronald E. Robison
   -----------------------------------------------------------------------------
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    2/18/2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   -----------------------------------------------------------------------------
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    2/18/2004

By: /s/ James W. Garrett
   -----------------------------------------------------------------------------
Name:    James W. Garrett
Title:   Chief Financial Officer
Date:    2/18/2004